Stock-based Compensation - Summary of Stock Option Activity with in 2014 Stock Incentive Plan and 2019 Incentive Award Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average exercise price, Granted	$ 4.66
Weighted average exercise price, Exercised	0.07
Weighted average exercise price, Forfeited	2.45
Weighted average exercise price, Options exercisable	2.35
Weighted average exercise price, Options unvested	$ 2.2
2014 and 2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Beginning balance	5,742,053	6,830,037	6,816,798
Number of shares, Granted	27,350	221,176	1,357,426
Number of shares, Exercised	(2,969)	(10,047)	(642,314)
Number of shares, Forfeited	(1,026,948)	(1,299,113)	(701,873)
Number of shares, Ending balance	4,739,486	5,742,053	6,830,037	6,816,798
Number of shares, Options exercisable	4,249,097	4,579,486
Number of shares, Options unvested	490,389	1,162,567
Weighted average exercise price, Beginning balance	$ 2.35	$ 5.35	$ 10.11
Weighted average exercise price, Granted		1.78	32.76
Weighted average exercise price, Exercised		1.24	2.02
Weighted average exercise price, Forfeited		18.04	16.48
Weighted average exercise price, Ending balance	$ 2.34	2.35	$ 5.35	$ 10.11
Weighted average exercise price, Options exercisable		2.4
Weighted average exercise price, Options unvested		$ 2.12
Weighted average remaining contractual term (in years), Outstanding	6 years 2 months 12 days	6 years 8 months 8 days	7 years 9 months 3 days	8 years 5 months 12 days
Weighted average remaining contractual term (in years), Granted	4 years 10 months 2 days	8 years 3 months 25 days	8 years 25 days
Weighted average remaining contractual term (in years), Options exercisable	6 years 25 days	6 years 4 months 20 days
Weighted average remaining contractual term (in years), Options unvested	7 years 3 months 29 days	7 years 10 months 2 days
Aggregate intrinsic value, Outstanding	$ 9,114	$ 6,987	$ 171,415
Aggregate intrinsic value, Exercised	1	37	11,652
Aggregate intrinsic value, Outstanding	3	9,114	$ 6,987	$ 171,415
Aggregate intrinsic value, Options exercisable	3	7,071
Aggregate intrinsic value, Options unvested	$ 0	$ 2,043